FINANCIAL CONTRACT LIABILITY	12 Months Ended
Dec. 31, 2018
Statements Line Items
FINANCIAL CONTRACT LIABILITY [Text Block]

NOTE 11 – FINANCIAL CONTRACT LIABILITY

On December 31, 2012, Dejour USA entered into a financial contract with a U.S. oil and gas drilling fund (“Drilling Fund”) to fund the drilling of up to three wells and the completion of up to four wells in the State of Colorado. The total amount contributed by the Drilling Fund was US$7,000,000.

The financial contract contains a provision whereby Dejour USA must purchase the Drilling Funds’ working interest in the four wells funded by the US$7,000,000 if the Drilling Fund fails to obtain a certain minimum return on investment by September 30, 2016. A subsequent amendment limited Dejour USA’s cash exposure to a potential “put” by the Drilling Fund to US$3,000,000, with the difference to be settled by an assignment of working interests in certain P&NG properties owned by Dejour USA. The Company is not a party to the financial contract.

On September 30, 2016, the Drilling Fund served notice to Dejour USA requiring Dejour USA to purchase the Drilling Funds’ working interest in the 4 wellbores in accordance with the contract. However, prior to serving such notice, the Drilling Fund executed certain assignments transferring ownership of its working interests in the 4 wellbores to another entity and the assignee mortgaged its interest therein.

Effective December 31, 2018, Dejour USA reached a settlement agreement with the Drilling Fund by assigning certain non-producing, non-core leasehold interests in the Piceance Basin of Colorado. As a result, a gain on settlement of the liability of $6,857,000 (US$5,026,000) was recognized as follows:

$
Balance at January 1, 2017 (US$5,382)	7,226
Foreign exchange gain	(474)
Balance at December 31, 2017 (US$5,382)	6,752
Non-cash consideration for settlement of the liability (US$356)	(486)
Gain on settlement of the liability (US$5,026)	(6,857)
Foreign exchange loss	591
Balance at December 31, 2018	-